Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Salaries and related compensation	€ 1,505		€ 1,442	€ 1,324
Professional services	2,822		2,057	1,978
Other	1,334		1,013	525
Total general and administrative expenses	€ 5,661	$ 6,407	€ 4,512	€ 3,827